     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 23, 2004
                                            1933 ACT REGISTRATION NO. 333-107461

                                             1940 ACT REGISTRATION NO. 811-09257
                                                              CIK NO. 0001081039

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 3

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 AMENDMENT NO. 3

                      LLANY SEPARATE ACCOUNT S FOR FLEXIBLE
                         PREMIUM VARIABLE LIFE INSURANCE
                           (EXACT NAME OF REGISTRANT)

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                            (EXACT NAME OF DEPOSITOR)

               100 Madison Street, Suite 1860, Syracuse, NY 13202
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                Depositor's Telephone Number, including Area Code

                                 (315) 428-8400

        Robert O. Sheppard, Esquire                           COPY TO:
Lincoln Life & Annuity Company of New York         Lawrence A. Samplatsky, Esquire
            100 Madison Street               The Lincoln National Life Insurance Company
                Suite 1860                                350 Church Street
            Syracuse, NY 13202                         Hartford, CT 06103-1106
  (NAME AND ADDRESS OF AGENT FOR SERVICE)

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)

     An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending December 31, 2003 was filed March 26, 2004.

     It is proposed that this filing will become effective (check appropriate box)

     / /  immediately upon filing pursuant to paragraph (b)
     / /  on May 1, 2004 pursuant to paragraph (b)
     /X/  60 days after filing pursuant to paragraph (a)(1)
     / /  on 8/15/03 pursuant to paragraph (a) (1) of Rule 485.
          This Post-Effective Amendment designates a new effective date for a previously filed
     / /  Post-Effective Amendment.

The prospectus and Statement of Additional Information for Post-Effective Amendment No. 3 are incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6 filed on April 13, 2004 (File No. 333-107461).

                                  SUPPLEMENT

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
      LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                       SUPPLEMENT DATED ___________, 2004
                       TO THE PROSPECTUS DATED MAY 1, 2004

                      PRODUCT: LINCOLN CORPORATE VARIABLE 4

                      ADJUSTABLE BENEFIT ENHANCEMENT RIDER


Please review this supplement carefully, because it contains new information not included in the Prospectus. It references and amends specific sections of the Prospectus. Keep this supplement with your prospectus.

                                    * * * * *

The Adjustable Benefit Enhancement Rider is available for new policy sales as of the effective date of this supplement. This rider replaces the Surrender Benefit Enhancement Rider, which will no longer be available for new policy sales.

PAGE 6: TABLE II: PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES - ADD:

      Adjustable Benefit Enhancement Rider        N/A            There is no charge for this rider.

PAGES 18, RIDERS - ADD:

ADJUSTABLE BENEFIT ENHANCEMENT RIDER. The policy can be issued with an Adjustable Benefit Enhancement Rider. This Rider provides additional surrender value. This rider must be elected at application, may not be available on all policies, and is subject to underwriting criteria. It may not be elected if you have elected the Enhanced Surrender Value Rider. There is no additional charge for this rider

Under this rider, the full surrender value of the policy will equal:

   1.  the policy value on the date of surrender; less
   2.  the sum of the loan balance plus any accrued interest not yet charged;
       plus
   3.  the adjustable benefit enhancement amount, if any.

       ADJUSTABLE BENEFIT ENHANCEMENT AMOUNT. On each policy anniversary, this amount will equal the lesser of a. or b., where:
       a. is the requested adjustable benefit enhancement amount; and
       b. is the maximum adjustable benefit enhancement amount.

       This amount will remain level throughout the policy year, unless a partial surrender has been made since the preceding policy anniversary. If a partial surrender is made, the adjustable benefit enhancement amount will be recalculated to reflect changes to the maximum adjustable benefit enhancement amount.

       REQUESTED ADJUSTABLE BENEFIT ENHANCEMENT AMOUNT. This is the amount requested by the owner at policy issue. It is specified as a percentage of the available adjustable benefit enhancement balance.

       MAXIMUM ADJUSTABLE BENEFIT ENHANCEMENT AMOUNT. This is the amount available upon full surrender of the policy during the policy year. The amount will equal:

       1. the maximum adjustable benefit enhancement rate as determined by the company; multiplied by
       2. the adjustable benefit enhancement balance, less the amount of partial surrenders since the preceding policy anniversary, if any; multiplied by
       3. the term blend adjustment factor.

       THE MAXIMUM ADJUSTABLE BENEFIT ENHANCEMENT RATE. This rate may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing, but is guaranteed to be at least 2% in any policy year.

       The current maximum and guaranteed minimum adjustable benefit enhancement rates are:

                         POLICY YEAR        CURRENT RATE      GUARANTEED RATE
                         -----------        ------------      ---------------
                             1                11.0%               2.0%
                             2                19.6%               5.0%
                             3                27.7%              10.0%
                             4                35.4%              15.0%
                             5                53.2%              15.0%
                             6                66.1%              15.0%
                            7+               100.0%              15.0%

       ADJUSTABLE BENEFIT ENHANCEMENT BALANCE. This is the basis for the total amount of the adjustable benefit enhancement amount available upon full surrender of the policy. On each monthly deduction day, the balance will be calculated as:

       1. the adjustable benefit enhancement balance on the preceding monthly deduction day; minus
       2. the adjustable benefit enhancement deduction amount; minus
       3. the amount of any partial surrenders since the preceding monthly deduction day, if any; plus
       4. the equivalent interest on items 1, 2 and 3, calculated at an annual interest rate of 3.0%.

       On the date of issue of the rider, the adjustable benefit enhancement balance will be the lesser of a. or b., where:

                    a. is the sum of premiums paid on the date of issue of the policy; and
                    b. is the target premium for the policy year, as shown in
                       the policy specifications. If a term insurance rider is attached to your policy, the target premium will be multiplied by the ratio of the target face amount to the basic policy specified amount for use here; this information is also shown in the policy specifications.

ADJUSTABLE BENEFIT ENHANCEMENT DEDUCTION AMOUNT. This is the amount of adjustable benefit enhancement that was available in the previous policy year. The adjustable benefit enhancement balance will be permanently decreased by this amount each policy year. For the monthly deduction day coinciding with the policy anniversary, this deduction amount is equal to the lessor of a. or b., where:

             a. is the requested adjustable benefit enhancement amount.
             b. is the maximum adjustable benefit enhancement amount.
     For other monthly deduction days, the deduction amount will be zero.

     TERM BLEND ADJUSTMENT FACTOR. This factor is equal to 1.0 unless a term insurance rider is attached to your policy. If a term insurance rider is attached to your policy, the term blend adjustment factor will equal (1) plus [(2) multiplied by (3)] where :
                  (1) is the minimum adjustment factor, as shown in the
                      policy specifications.
                  (2) is one minus the minimum adjustment factor
                  (3) is the ratio of the basic policy specified amount
                      to the target face amount.

This rider will terminate without value on the date of any change in, or assignment of, ownership rights to the policy for the purpose of effecting an exchange for another policy under Section1035 of the Internal Revenue Code. In the event of a Section1035 exchange, the adjustable benefit enhancement amount will not be payable.

The rider otherwise terminates on the earliest of:
     1. the death of the insured, or
     2. the maturity date of the policy, as shown in the policy specifications;
        or
     3. the date this policy is terminated, as provided under the grace period provision of the policy; or
     4. the next monthly deduction day after we receive your written request to terminate this rider.

Page 18, Surrender Benefit Enhancement Rider:

Under the Surrender Benefit Enhancement Rider, amend language in the first paragraph to read: "It may not be elected if you have elected the Enhanced Surrender Value Rider or the Adjustable Benefit Enhancement Rider. "

PAGE 20, ENHANCED SURRENDER VALUE RIDER:

Under the Enhanced Surrender Value Rider, amend language in the first paragraph to read: "It may not be elected if you have elected the Surrender Benefit Enhancement Rider or the Adjustable Benefit Enhancement Rider."

PAGE 29, POLICY SURRENDERS:

In the second paragraph under "Policy Surrenders", amend language to read: "This equals the total account value minus the loan balance including any accrued interest, plus any credit from the Surrender Benefit Enhancement Rider, the Enhanced Surrender Value Rider or the Adjustable Benefit Enhancement Rider."

                           PART C -- OTHER INFORMATION

Item 27.

                                    EXHIBITS

     (1) Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account.(1)

     (2)  Commission Schedule for Variable Life Policies.(2)

     (3) Selling Agreement between Lincoln Life & Annuity Company of New York and Lincoln Financial Advisors.(3)

     (4)  (a)  Policy Form LN935 NY(9)

          (b)  Enhanced Surrender Value Rider -- Policy Form LR529 NY(9)

          (c)  Term Insurance Rider -- Policy Form LR526NY(9)

          (d)  Surrender Benefit Enhancement Rider -- Policy Form LR525 NY(9)

          (e)  Change of Insured Employee Benefit Rider -- LR493 NY(9)

          (f)  Form of Adjustable Benefit Enhancement Rider -- Policy Form
               LR790 NY

     (5)  (a)  Application -- Policy Forms B24 NY and B25 NY(9)

          (b)  Addendum to Application -- Policy Forms B10394 NY and B10395
               NY(4)

     (6) (a) Articles of Incorporation of Lincoln Life & Annuity Company of New York.(5)

          (b)  Bylaws of Lincoln Life & Annuity Company of New York.(5)

     (7)  Reinsurance Contracts(7)

     (8) Fund Participation Agreements, and amendments thereto, between Lincoln Life & Annuity Company of New York and:

          (a)  AllianceBernstein Variable Products Series Fund, Inc.(10)

          (b)  American Century Variable Portfolios, Inc.(10)

          (c)  American Funds Insurance Series(10)

          (d)  Baron Capital Funds Trust(10)

          (e)  Scudder Investment VIT Funds(10)

          (f)  Delaware VIP Trust(10)

          (g)  Fidelity Variable Insurance Products(10)

          (h)  Franklin Templeton Variable Insurance Products Trust(10)

          (i)  Janus Aspen Series(10)

          (j)  Lincoln Variable Insurance Products Trust(10)

          (k)  MFS Variable Insurance Trust(10)

          (l)  Neuberger Berman Advisers Management Trust(10)

     (9) (a) Services Agreement(11), and amendments thereto(8), between The Lincoln National Life Insurance Company (and affiliates) and Delaware Management Holdings, Inc., Delaware Service Company, Inc.

          (b) Amended and Restated Service Agreement by and between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company, effective January 1, 2004(10)

     (10) Not applicable.

     (11) Opinion and Consent of Robert O. Sheppard, Esq.

     (12) Not Applicable.

     (13) Not Applicable.

     (14) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.

     (15) Not applicable.

     (16) Not applicable.

     (17) Not applicable.

Item 28.

                     DIRECTORS AND OFFICERS OF THE DEPOSITOR

John H. Gotta****                      President, Assistant Secretary and Director and Member of the Investment Committee

Janet Chrzan**                         2nd Vice President and Chief Financial Officer

J. Patrick Barrett                     Director
  Chairman and CEO
  Carpat Investments
  4605 Watergap
  Manlius, NY 13104

Robert D. Bond**                       Director

Jon A. Boscia***                       Director

Donna D. DeRosa****                    Director and Assistant Secretary

Christine S. Frederick****             Assistant Vice President and Chief Compliance Officer

Rise' C. M. Taylor**                   2nd Vice President

Barbara S. Kowalczyk***                Director and Chairperson of the Investment Committee

M. Leanne Lachman                      Director
  President
  Lachman Associates L.L.C.
  870 United Nations Plaza, #19-E
  New York, NY 10017

Louis G. Marcoccia                     Director
  Senior Vice President
  Syracuse University
  Skytop Office Building
  Skytop Road
  Syracuse, NY 13244-5300

Gary W. Parker ****                    2nd Vice President and Director

Ron J. Ponder                          Director
  Executive Vice President and CIO
  WellPoint Health Networks, Inc.
  1 Wellpoint Way
  T2-2G4
  Thousand Oaks, CA 91362

Jill S. Ruckelshaus                    Director
  1015 Evergreen Point Road
  Post Office Box 76
  Medina, WA 98039

Robert O. Sheppard*                    2nd Vice President and General Counsel

Todd R. Stephenson**                   Director and Assistant Treasurer

Eldon J. Summers**                     Treasurer

Richard C. Vaughan***                  Director

C. Suzanne Womack***                   Secretary

----------

*    Principal business address is 100 Madison Street, 18th Floor, Syracuse,
     NY 13202

**   Principal business address is 1300 S. Clinton Street, Fort Wayne, IN 46801

*** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112

**** Principal business address is 350 Church Street, Hartford, CT 06103

Item 29.

               PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                         THE DEPOSITOR OR THE REGISTRANT

            Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System.(6)

Item 30.

                                 INDEMNIFICATION

(a)         Brief description of indemnification provisions:

            In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

            In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

            Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.

                             PRINCIPAL UNDERWRITERS

(a) Lincoln Financial Advisors, Inc. is the Principal Underwriter for Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life & Annuity Variable Annuity Account N; LLANY Separate Account R for Flexible Premium Variable Life Insurance; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b)         See Item 28.

(c)         N/A


Item 32.

                        LOCATION OF ACCOUNTS AND RECORDS

            Books of Account and corporate records are maintained by Lincoln Life & Annuity Company of New York, 100 Madison Street, Suite 1860, Syracuse, New York 13202. All other accounts, books, and documents, except accounting records, required to be maintained by the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

            Andesa Services, Inc., 3435 Winchester Road, Suite 401, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company.

Item 33.

                               MANAGEMENT SERVICES

            Not Applicable.

Item 34.

                               FEE REPRESENTATION

            Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

----------
(1) Incorporated by reference to Registration Statement on Form N-8B-2 (File No. 811-08651) on February 11, 1998.
(2) Incorporated by reference to Post-Effective Amendment No. 4 on Form S-6 (File No. 333-74325) filed on October 5, 2001.
(3) Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6 (File No. 333-42507) filed on February 26, 1999.
(4) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-74325) filed on March 12, 1999.
(5) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.

(6) Incorporated by reference to Post-Effective Amendment No. 8 on Form N-6 (File No. 333-84370) filed on April 1, 2004.

(7) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-84684) filed on April 23, 2003.

(8) Incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-43373) filed on April 4, 2002.
(9) Incorporated by reference to Registration Statement on Form N-6 (File No. 333-107461) filed July 30, 2003.
(10) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84684) filed on April 7, 2004.
(11) Incorporated by reference to Post-Effective Amendment No. 21 on Form N1-A (File No. 2-80741, 811-3211) filed on April 10, 2000.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, LLANY Separate Account S for Flexible Premium Variable Life Insurance, has duly caused this Post-Effective Amendment No. 3 to the Registration Statement (File No. 333-107461; 811-09257; CIK: 0001081039) on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford and State of Connecticut, on the 23rd day of August, 2004.


                  LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM
                  VARIABLE LIFE INSURANCE
                  (REGISTRANT)


                  By:  /s/ Gary W. Parker
                     --------------------------------------
                      Gary W. Parker
                      Second Vice President and Director
                      Lincoln Life & Annuity Company of New York


                  LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                  (DEPOSITOR)


                  By:  /s/ Gary W. Parker
                     --------------------------------------
                      Gary W. Parker
                      Second Vice President and Director

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post Effective Amendment No. 3 to the Registration Statement (File No. 333-107461; 811-09257; CIK: 0001081039) has been signed below on August 23, 2004 by the following persons, as officers and directors of the Depositor, in the capacities indicated:

SIGNATURE                                     TITLE
---------                                     -----
/s/ John H. Gotta              *
-----------------------------------           President, Assistant Secretary and Director
John H. Gotta                                 (Principal Executive Officer)

/s/ Janet Chrzan               *
-----------------------------------           Second Vice President and Chief Financial Officer
Janet Chrzan                                  (Principal Financial Officer and Principal Accounting Officer)

/s/ Gary W. Parker             *
-----------------------------------           Second Vice President and Director
Gary W. Parker

/s/ Donna D. DeRosa            *              Director and Assistant Secretary
-----------------------------------

/s/ Todd R. Stephenson         *              Director and Assistant Treasurer
-----------------------------------

/s/ J. Patrick Barrett         *
-----------------------------------           Director
J. Patrick Barrett

/s/ Robert D. Bond             *
-----------------------------------           Director
Robert D. Bond

/s/ Jon A. Boscia              *
-----------------------------------           Director
Jon A. Boscia

/s/ Barbara Steury Kowalczyk   *
-----------------------------------           Director and Chairperson of the Investment Committee
Barbara Steury Kowalczyk

/s/ Marguerite Leanne Lachman  *
-----------------------------------           Director
Marguerite Leanne Lachman

/s/ Louis G. Marcoccia         *
-----------------------------------           Director
Louis G. Marcoccia

/s/ Ron J. Ponder              *
-----------------------------------           Director
Ron J. Ponder

/s/ Jill S. Ruckelshaus        *
-----------------------------------           Director
Jill S. Ruckelshaus

/s/ Richard C. Vaughan         *
-----------------------------------           Director
Richard C. Vaughan


*By:  /s/ Gary W. Parker
    -------------------------------------------------
    Gary W. Parker, pursuant to a Power of Attorney
    incorporated by reference to Registration Statement,
    Form N-6, File No. 333-84684, filed on April 7, 2004